Fees Summary	Mar. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,981,000
Previously Paid Amount	0.00
Total Fee Amount	964.07
Total Offset Amount	0.00
Net Fee	$ 964.07